Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Party Transactions
32. Related Party Transactions
The principal related party relationships requiring disclosure in the Consolidated Financial Statements of the Group under IAS 24 Related Party Disclosures pertain to: the existence of subsidiaries, joint ventures and associates; transactions with these entities entered into by the Group; the identification and compensation of key management personnel; and lease arrangements.
Subsidiaries, joint ventures and associates

The Consolidated Financial Statements include the financial statements of the Company (CRH plc, the ultimate parent) and its subsidiaries as well as its joint ventures and associates accounted for by applying the equity method as outlined in the accounting policies on pages 181 to 190. The Group’s principal subsidiaries, joint ventures and associates are disclosed on pages 290 to 293.
Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
	2022	2021	2020	2022	2021	2020
Continuing operations	$m	$m	$m	$m	$m	$m
Sales	192	157	127	45	42	31
Purchases	41	29	24	20	19	15

Loans extended by the Group to joint ventures and associates (see note 15) are included in financial assets. Amounts receivable from and payable to equity accounted investments (arising from the aforementioned sales and purchases transactions) as at the balance sheet date are included as separate line items in notes 17 and 18 to the Consolidated Financial Statements.
Terms and conditions of transactions with subsidiaries, joint ventures and associates
In general, the transfer pricing policy implemented by the Group across its subsidiaries is market-based. Sales to and purchases from joint ventures and associates are conducted in the ordinary course of business and on terms equivalent to those that prevail in arms-length transactions. The outstanding balances included in receivables and payables as at the balance sheet date in respect of transactions with joint ventures and associates are unsecured and settlement of these arise in cash. No guarantees have been either requested or provided in relation to related party receivables and payables. Loans to joint ventures and associates (as disclosed in note 15) are extended on normal commercial terms in the ordinary course of business with interest accruing and, in general, paid to the Group at predetermined intervals.

Key management personnel
For the purposes of the disclosure requirements of IAS 24, the term “key management personnel” (i.e. those persons having authority and responsibility for planning, directing and controlling the activities of the Company) comprises of the Board of Directors and the Chief Operating Decision Maker (as defined in IFRS 8) which manage the business and affairs of the Company.

Key management remuneration amounted to:	2022	2021	2020
	$m	$m	$m
Short-term benefits	14	10	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	9	8	6
Total	24	19	16

Other than these compensation entitlements, there were no other transactions involving key management personnel.
Directors' emoluments and interests
Directors' emoluments (which are included in administrative expenses in note 4) and interests are presented in the Directors' Remuneration Report on pages 108 to 132.
Lease arrangements
CRH has a number of lease arrangements in place with related parties across the Group, which have been negotiated on an arms-length basis at market rates. We do not consider these arrangements to be material either individually or collectively in the context of the 2022, 2021 and 2020 Consolidated Financial Statements.